Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

The composition of property and equipment, net is as follows:

	December 31,
	2024	2023
Cost:
Computers	240	228
Laboratory equipment	1,836	1,764
Machinery and equipment	1,160	477
Office Equipment	294	272
Leasehold Improvements	804	627
	4,334	3,368

Less – accumulated depreciation	(1,476)	(1,024)

	2,858	2,344

Schedule of Consolidated Statements of Comprehensive Loss

Additionally, during the year, the Company sold fixed assets for total consideration of USD 32 thousand with a net book value of USD 55 thousand.

	Year ended December 31,
	2024	2023	2022
Research and development, net	355	299	297
Marketing	6	23	26
General and administrative	106	130	61
	467	452	384